Shareholder Report, Holdings (Details) - Fidelity U.S. Equity Central Fund	Jun. 30, 2026
TH0Member
Holdings [Line Items]
Percent of Net Asset Value	8.30%
TH1Member
Holdings [Line Items]
Percent of Net Asset Value	7.10%
TH2Member
Holdings [Line Items]
Percent of Net Asset Value	6.00%
TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	37.00%
Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
United States
Holdings [Line Items]
Percent of Net Asset Value	96.20%
Taiwan
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Canada
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.50%
United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Denmark
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Belgium
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Germany
Holdings [Line Items]
Percent of Net Asset Value	0.00%
AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	97.70%
AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.70%
AABondsMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.60%